ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNTS B AND EQ

   RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK AND ITS SEPARATE ACCOUNT NY-B

  SUPPLEMENT DATED OCTOBER 20, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your variable annuity prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York (the "Companies") and ING USA Separate Accounts B and EQ and ReliaStar Life Insurance Company of New York Separate Account NY-B (the "Separate Accounts") have filed an application with the Securities and Exchange Commission to permit certain funds in which the subaccounts of the Separate Accounts invest (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds").

REASONS FOR THE SUBSTITUTION. The principal purposes of the substitutions are as follows:

o IMPLEMENT BUSINESS PLAN. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Companies' products.

o REDUCED COSTS AND GREATER INFLUENCE. Including too many different funds with different investment advisers within the Companies' products makes those products more costly to administer. The Companies believe that making available affiliated funds, generally managed by third party asset managers, will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

o DUE DILIGENCE. The substitutions will allow the Companies to respond to concerns identified in their due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance, customer service, operational support, regulatory investigations, legal proceedings and claims.

The following funds are involved in the substitutions:

--------------------------------------------------------------------------------
     REPLACED FUNDS                         SUBSTITUTE FUNDS
--------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio -          ING FMR Earnings Growth Portfolio -
Service Class 2                          Class S
-------------------------------
ING FMR Earnings Growth - Service
Class 2
--------------------------------------------------------------------------------
Greenwich Street Appreciation Portfolio  ING Fundamental Research Portfolio -
                                         Class I
--------------------------------------------------------------------------------
ING VP Large Cap Growth Portfolio -      ING Mercury Large Cap Growth
Class S                                  Portfolio - Class S
--------------------------------------------------------------------------------
Liberty Asset Allocation Fund VS -       ING VP Balanced Portfolio - Class I
Class A
--------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio -    ING FMR Small Cap Equity Portfolio -
Class II                                 Class S
--------------------------------------------------------------------------------
PIMCO VIT StocksPlus Growth and Income   ING Equities Plus Portfolio - Class S
Income Portfolio - Administrative Class
--------------------------------------------------------------------------------
Putnam VT International Growth and       ING VP Index Plus International
Income - Class 1B                        Equity Portfolio - Class S
--------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio   ING Franklin Templeton Mutual Shares
                                         Portfolio - Class I
--------------------------------------------------------------------------------

Not all of the Replaced Funds may be available through your variable annuity contract. Please refer to your Contract Prospectus for the list of Replaced Funds available to you.


INGUSA-EQ-RLNY-137832         Page 1 of 2                           October 2005

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o Prior to the effective date of the substitutions you will receive another supplement which will indicate the effective date of the substitutions, provide you with further details about each Substitute Fund and reiterate your rights related to the substitutions. You will also receive a prospectus for each of the Substitute Funds.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions all amounts you have allocated to a subaccount which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitutions, and your account value immediately before the substitutions will equal your account value immediately after the substitutions.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund will be provided to you prior to the effective date of the substitutions.

o The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund along with information about each Substitute Fund's investment adviser/subadviser will be provided to you prior to the date of the substitutions.




INGUSA-EQ-RLNY-137832            Page 2 of 2                        October 2005